Summary of Significant Accounting Policies - Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Goodwill and Intangible Assets [Roll Forward]
Goodwill, beginning of period	$ 251,653	$ 251,653
Goodwill, Additions	8,624	0
Goodwill, end of period	260,277	251,653
Intangible assets. amortization	(1,815)	(2,217)
Goodwill and intangible assets, beginning of period	256,076	256,271
Goodwill and intangible assets, additions	10,057	2,022
Goodwill and intangible assets, end of period	264,318	256,076
Service Rights [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	286	1,246
Intangible assets, additions	0	0
Intangible assets. amortization	(286)	(960)
Intangible assets, end of period	0	286
Core Deposit [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	4,137	3,372
Intangible assets, additions	1,433	2,022
Intangible assets. amortization	(1,529)	(1,257)
Intangible assets, end of period	4,041	4,137
2014	1,600
2015	1,301
2016	682
2017	386
2018	$ 72